Share-based payments - Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 yr £ / shares	Dec. 31, 2021 yr £ / shares	Jun. 30, 2020 yr £ / shares	Jun. 30, 2019 yr £ / shares
LTIP | 1 Dec 2021 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares		£ 16.99
Expected volatility		34.00%
Contractual life (years) | yr		3.5
Expected dividend yield		0.00%
Risk-free interest rate		0.52%
LTIP | 1 Dec 2021 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares		£ 16.99
Expected volatility		33.00%
Contractual life (years) | yr		2
Expected dividend yield		0.00%
Risk-free interest rate		0.43%
LTIP | 7 Dec 2020 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares	£ 13.97
Expected volatility	36.00%
Contractual life (years) | yr	3
Expected dividend yield	0.00%
Risk-free interest rate	(0.07%)
LTIP | 7 Dec 2020 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares	£ 13.97
Expected volatility	36.00%
Contractual life (years) | yr	2
Expected dividend yield	0.00%
Risk-free interest rate	(0.07%)
LTIP | 14 Nov 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares			£ 12.45
Expected volatility			30.00%
Contractual life (years) | yr			3
Expected dividend yield			0.82%
Risk-free interest rate			0.47%
LTIP | 9 March 2020 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares			£ 11.57
Expected volatility			37.00%
Contractual life (years) | yr			1
Expected dividend yield			0.88%
Risk-free interest rate			0.17%
LTIP | 9 March 2020 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares			£ 11.57
Expected volatility			35.00%
Contractual life (years) | yr			2
Expected dividend yield			0.88%
Risk-free interest rate			0.11%
LTIP | 9 March 2020 | Tranche Three [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares			£ 11.57
Expected volatility			31.00%
Contractual life (years) | yr			3
Expected dividend yield			0.88%
Risk-free interest rate			0.09%
LTIP | 7 Nov 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares				£ 12.51
Expected volatility				26.00%
Contractual life (years) | yr				3
Expected dividend yield				0.81%
Risk-free interest rate				0.91%
DSA | 26 October 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares		£ 13.37
Expected volatility		33.00%
Contractual life (years) | yr		3
Expected dividend yield		0.71%
Risk-free interest rate		(0.06%)
DSA | 26 October 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares	£ 14.35
Expected volatility	35.00%
Contractual life (years) | yr	3
Expected dividend yield	0.71%
Risk-free interest rate	(0.06%)
DSA | 25 October 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares			£ 11.52
Expected volatility			30.00%
Contractual life (years) | yr			3
Expected dividend yield			0.88%
Risk-free interest rate			0.44%
DSA | 26 October 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares				£ 13.37
Expected volatility				24.00%
Contractual life (years) | yr				3
Expected dividend yield				0.81%
Risk-free interest rate				0.75%
PGIP | 14 July 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares		£ 13.41
Expected volatility		34.00%
Contractual life (years) | yr		4
Expected dividend yield		0.00%
Risk-free interest rate		0.24%
PGIP | 14 September 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares		£ 15.08
Expected volatility		34.00%
Contractual life (years) | yr		4
Expected dividend yield		0.00%
Risk-free interest rate		0.27%
Ab Share Awards [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence) | £ / shares	£ 13.97	£ 13.45	£ 12.466	£ 12.51
Expected volatility	39.00%	32.00%	34.00%	26.00%
Contractual life (years) | yr	1	0.5	2	3
Expected dividend yield	0.00%	0.00%	0.82%	0.81%
Risk-free interest rate	(0.06%)	(0.00%)	0.52%	0.91%